As filed with the U.S. Securities and Exchange Commission on April 30, 2025

File No. 333-272932

Investment Company Act File No. 811-23886

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. 1 ☒

POST-EFFECTIVE AMENDMENT NO.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 1 ☒

SUPERSTATE TRUST

(Exact Name of Registrant as Specified in Charter)

205 W. 28th Street

New York, New York 10001

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (201) 497-4991

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

COPIES TO:

Brenden P. Carroll, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006	Neel Maitra, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to such Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary prospectus dated April 30, 2025.

SUBJECT TO COMPLETION

Prospectus

Superstate USTB Money Market Fund

Superstate Trust

[●], 2025

Ticker: USTB

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in the fund is not a bank account or a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Contents

Fund Summary	3
Investment Objective	3
Fees and Expenses	3
Principal Investment Strategies	4
Use of Blockchain	4
Principal Risks	5
Performance Information	7
Management	7
Purchase and Redemption of Fund Shares	7
Tax Information	8
Payments to Financial Intermediaries	8

Fund Details	9
How the Fund Invests	9
Use of Blockchain	10
Investment Risks	12
Management	16
How to Buy and Redeem Fund Shares	16
Peer-to-Peer Transfer of Shares	19
Pricing of Fund Shares	20
Dividends and Distributions	21
Frequent Purchases and Sales of Fund Shares	21
Additional Policies	21
Tax Consequences	22

Financial Highlights	23

For More Information	24

Fund Summary

Investment Objective

The Fund seeks current income as is consistent with liquidity and stability of principal. As a money market fund, the Fund seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[ ]%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	[ ]%
Total annual fund operating expenses	[ ]%
[1] “Other expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[●]	$[●]

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Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, exclusively in securities that are issued or guaranteed by the U.S. Treasury (“U.S. Treasury Securities”) and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities. The Fund may also hold cash.

The Fund intends to operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the U.S. or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds are not required to adopt a liquidity fee framework. As a government money market fund, the Fund values its securities using the amortized cost method and seeks to maintain a stable NAV of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity. The Fund will maintain a dollar-weighted average portfolio maturity of 60 calendar days or less, maintain a dollar-weighted average life for its portfolio of 120 calendar days or less and invest only in securities that mature or are deemed to mature in 397 calendar days or less.

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) (“Net Assets”) in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its Net Assets in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities.

The Fund does not directly or indirectly invest in native crypto assets of public permissionless blockchains, such as cryptocurrencies.

Use of Blockchain

The Fund’s transfer agent, Superstate Services LLC (the “Transfer Agent”), maintains the official record of share ownership via a proprietary blockchain-integrated recordkeeping system that utilizes features of traditional electronic book-entry and one or more public blockchain networks. Shares of the Fund will be issued in uncertificated form. You may elect to have your share ownership recorded in either electronic book-entry form or digitally on one of the designated public blockchain networks that the Transfer Agent supports. The Transfer Agent maintains a unified record of share ownership across these designated blockchain networks and traditional electronic book-entry through the Transfer Agent’s proprietary blockchain-integrated recordkeeping system.

The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional mutual fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Transfer Agent.

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and immutable (i.e., permanent) manner using cryptography. Transactions on a blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

The Transfer Agent’s blockchain-integrated system is distinguishable from blockchains that lack access controls, programmability and other restrictions on which permissionless crypto assets or tokens are issued and transferred. Permissionless crypto assets or tokens include, for example, the native crypto asset of distributed blockchains that are: (i) issued in a decentralized manner under no one entity’s control; and (ii) unconstrained in accessibility and movement. Examples of native crypto assets include Bitcoin (BTC) on the Bitcoin network and Ether (ETH) on the Ethereum network.

The Transfer Agent’s blockchain-integrated system is a permissioned system created by the Transfer Agent on one or more public blockchain networks using smart contract technology to incorporate an “Allowlist” of permissioned wallets into the relevant smart contract alongside various administrative control functions. Unlike permissionless tokens, Fund shares recorded on this system are under the unilateral control of the Transfer Agent. The Transfer Agent is responsible for maintaining the accuracy of Fund share ownership records on any blockchain network used by the blockchain-integrated system and has the ability to correct errors and unauthorized transactions in, and limit the transferability of, Fund shares.

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For more information regarding the Fund’s use of blockchain technology, see “Use of Blockchain” in the Fund Details section of this prospectus. More detailed information about blockchain technology and the public blockchain networks used by the Transfer Agent’s, including the regulatory, operational and technological risks associated with distributed ledger technology, as well as detailed information about the Fund and its policies and risks, can be found in the Fund’s Statement of Additional Information (“SAI”).

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. There can be no assurance that the Fund will achieve its investment objective.

Risks Applicable to All Shareholders

●	Interest Rate Risk. Prices of fixed-income securities, including U.S. Treasury Securities, generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.

●	Market Risk. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.

●	Counterparty Credit Risk. A party to a transaction involving the Fund, including repurchase agreements with banks and other financial institutions, may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

●	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

●	Risk Associated with use of Amortized Cost. In the event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV.

●	Yield Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders. The Fund’s yield could also be negatively affected (both in absolute terms, and as compared to, other money market funds) by aspects of its investment program (for example, its investment policy to invest exclusively in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities) or its operational policies (for example, its acceptance of share purchase requests at times the Fund is not able to invest the purchase proceeds in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities (i.e., cash drag)).

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●	Cybersecurity/Technology Risk. The Fund and its service providers, as well as the Portal (as defined in the “Purchase and Redemption of Fund Shares” section of this prospectus) and blockchain networks, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks, and other system disruptions. Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund. If such an event occurs, the Fund may incur substantial costs. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholders in many ways, including, but not limited to, disruption of the Fund’s operational capacity, financial losses, loss of proprietary information, prevention of shareholder transactions, interference with the Fund’s calculation of NAV, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, Portal, blockchain networks, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.

●	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Risks Applicable to the Use of Blockchain Technology

●	Blockchain Technology Risk. There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded on a blockchain, including, for example, the possibility of: (i) delays in transaction processing resulting from, among other things, the inability of nodes to reach consensus on transactions; (ii) security, privacy or other regulatory concerns resulting from the rapidly-evolving regulatory landscape that could require changes in the way transactions are recorded; (iii) undiscovered technical flaws or unauthorized changes in the Transfer Agent’s blockchain-integrated system, or the manner in which private keys are held and secured; (iv) cryptographic or other security measures that authenticate transactions for a blockchain to be compromised or “hacked”; (v) new technologies or services that may inhibit access to a blockchain; (vi) a breach of one blockchain that could cause investors to lose trust in blockchain technology; (vii) differences between the way the shares are issued and recorded as compared to a traditional mutual fund, which could make the resolution of issues involving Fund shares more difficult under existing law; (viii) the native digital asset of a supported network being deemed to be a security or is being offered and sold as an investment contract, and thus a security, which could impact the ability to acquire the native digital asset for purposes of paying blockchain transaction fees, and/or otherwise disrupt the operations of the network; (ix) the volatility of blockchain network transaction fees; and (x) a blockchain network experiencing a “fork” (i.e., “split”) of the network, which would result in the existence of two or more versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability, potentially competing with each other for users and other participants. Investors are responsible for securing their private key against loss or theft. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology.

The Transfer Agent relies on one or more transaction protocols referred to as “smart contracts” in connection with the minting, burning and transferring of tokenized shares. Smart contracts are self-executing computer code that effectuate actions based upon predetermined conditions. Like all software code, smart contracts are exposed to risk that the code contains an error or other security vulnerability, which can lead to adverse impacts on the Fund or holders of tokenized shares, including, but not limited to, disruption of the Fund’s operational capacity, loss of assets that are held on or transacted through the smart contract, and delays or uncertainty in the Transfer Agent’s record of the correct and valid owner of a given of tokenized share, potentially leading to extended legal processes to determine ownership and delays in the timely redemption of tokenized shares.

6

Performance Information

The Fund has not yet commenced investment operations as of the date of this Prospectus, and therefore, has no performance history. The Fund will commence operations upon the proposed reorganization of the Superstate Short Duration U.S. Government Securities Fund (the “Predecessor Fund”), a private fund managed by Superstate Inc. and sub-advised by the Subadviser (as defined below in “Management”), into the Fund. As accounting successor to the Predecessor Fund, the Fund will assume the Predecessor Fund’s historical performance after the consummation of the proposed reorganization.

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year. The table shows the Predecessor Fund’s average annual returns for 1 year and since inception. The Private Fund commenced operations on January 3, 2024, and had an investment objective, policies, and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Private Fund was not registered as an investment company under the 1940 Act, and therefore was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the rules thereunder and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance. The Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

You can obtain updated performance information at superstate.com or the Portal (as defined below in “Purchase and Redemption of Fund Shares”).

[Performance history to be incorporated in subsequent amendment.]

Management

The Fund’s investment adviser is Superstate Advisers LLC (“Superstate” or the “Adviser”).

The Adviser has engaged [●] to serve as the Fund’s subadviser (the “Subadviser”).

Purchase and Redemption of Fund Shares

You may open a Fund account through the online investor web portal (the “Portal”) available at superstate.com. Before opening your account, the Fund will collect certain information from you in accordance with its anti-money laundering and know-your-customer policies and procedures.

You may generally purchase or redeem shares of the Fund through the Portal at any time, including during non-business hours and on weekends and holidays. Shares will be purchased and redeemed at the NAV per share next calculated after your request is received by the Transfer Agent in proper form. You may only purchase and redeem shares from the Fund using the Portal. The Fund reserves the right to reject any request to purchase shares.

Superstate or its affiliates is responsible for the payment of any blockchain transaction fees related to the purchase (or “minting”) of shares digitally recorded on one of the designated public blockchain networks that the Transfer Agent supports. You are responsible for the payment of any blockchain transaction fees related to the redemption (or “burning”) or transfer of such shares. If you elect to have your share ownership recorded in electronic book-entry form, you would not be responsible for any blockchain transaction fees.

The minimum initial purchase is $100,000, although the Fund and its officers may waive or lower this amount in their discretion. There is no investment minimum for subsequent purchases.

7

For more information about the purchase and redemption of shares, please see the sections of this prospectus entitled “Fund Details—Use of Blockchain” and “Fund Details—How to Buy and Redeem Fund Shares.”

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement. Investments made through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Financial Intermediaries

The Fund and the Adviser do not pay financial intermediaries for sales of Fund shares.

8

Fund Details

How the Fund Invests

Investment Objective

The Fund seeks current income as is consistent with liquidity and stability of principal. As a money market fund, the Fund seeks to maintain a stable NAV of $1.00 per share. The investment objective of the Fund may be changed without shareholder approval upon sixty days’ notice.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, exclusively in U.S. Treasury Securities. The Fund may also hold cash.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity. In selecting securities for purchase and sale, the Subadviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook. The Subadviser formulates its interest rate outlook by analyzing a variety of factors, such as:

●	current U.S. economic activity and the economic outlook;

●	current short-term interest rates;

●	the Federal Reserve Board’s policies regarding short-term interest rates; and

●	the potential effects of foreign economic activity on U.S. short-term interest rates.

The Subadviser generally shortens the portfolio’s WAM when it expects interest rates to rise and extends the WAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Subadviser selects securities used to shorten or extend the portfolio’s WAM by comparing the returns currently offered by different investments to their historical and expected returns.

The Fund will: (i) maintain a WAM of 60 calendar days or less; and (ii) maintain a weighted average life (WAL) of 120 calendar days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities

The Fund intends to operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds are not required to adopt a liquidity fee framework. As a government money market fund, the Fund values its securities using the amortized cost method and seeks to maintain a stable NAV of $1.00 per share.

The Fund will invest, under normal circumstances, at least 80% of its Net Assets in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its Net Assets in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities.

9

The Fund does not directly or indirectly invest in native crypto assets of public permissionless blockchains, such as cryptocurrencies.

Temporary Cash Positions

The Fund may hold uninvested cash in lieu of U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Adviser or Subadviser believes there is an insufficient supply of U.S. Treasury Securities in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. The Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, the Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.

Use of Blockchain

The Transfer Agent maintains the official record of share ownership via a proprietary blockchain-integrated recordkeeping system that utilizes features of traditional electronic book-entry and one or more public blockchain networks. Shares of the Fund will be issued in uncertificated form. You may elect to have your share ownership recorded in either electronic book-entry form (“Book Entry Shares”) or digitally on one of the designated public blockchain networks that the Transfer Agent supports through its proprietary blockchain-integrated recordkeeping system (“Tokenized Shares”). Book Entry Shares and Tokenized Shares are collectively referred to herein as “shares.”

The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional mutual fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Transfer Agent.

Blockchain Technology

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and immutable (i.e., permanent) manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. The Transfer Agent maintains controls to correct errors or unauthorized transactions on any blockchain utilized by its proprietary blockchain-integrated system. In the event such a correction was warranted, the Transfer Agent would make the correction by adding an appropriate instruction to another subsequent block on the applicable blockchain (i.e., the prior activity on the blockchain would not be deleted, although the blockchain would be appended with the correct transactional history).

Blockchain Integrated-System

For Tokenized Shares, the blockchain(s) used by the Fund and its Transfer Agent will store the onchain transactional history from issuance of a Tokenized Share, and the data on the blockchain(s) is available to the public. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available through one or more “block explorer” tools capable of displaying activity on the applicable blockchain network(s). Accordingly, for Tokenized Shares, the issuance, transfer, reregistration on a different blockchain, and redemption data (and not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given Tokenized Share with the record owner of that share will be maintained by the Transfer Agent in a separate, traditional database that is not available to the public. However, if there are data security breaches resulting in theft of the information necessary to link personal identity with Tokenized Shares, the stolen information could be used to determine a shareholder’s identity and complete investing history in Tokenized Shares of the Fund. The recording of Tokenized Shares on the blockchain will not affect the Fund’s investments. The Fund intends to be a “government money market fund.”

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The Transfer Agent’s blockchain-integrated system is distinguishable from blockchains that lack access controls, programmability and other restrictions on which permissionless crypto assets or tokens are issued and transferred. Permissionless crypto assets or tokens include, for example, the native crypto asset of distributed blockchains that are: (i) issued in a decentralized manner under no one entity’s control; and (ii) unconstrained in accessibility and movement. Examples of native crypto assets include Bitcoin (BTC) on the Bitcoin network and Ether (ETH) on the Ethereum network. The Transfer Agent’s blockchain-integrated system is a permissioned system created and maintained by the Transfer Agent on a public blockchain network using smart contract technology. Unlike permissionless tokens, Tokenized Shares are under the unilateral control of the Transfer Agent. The Transfer Agent is responsible for maintaining the accuracy of the ownership records of Tokenized Shares and has the ability to correct errors and unauthorized transactions in, and limit the transferability of, Tokenized Shares.

The Transfer Agent’s blockchain-integrated system is a permissioned system created by the Transfer Agent on a public blockchain network using smart contract technology to incorporate an “Allowlist” of permissioned wallets into the relevant smart contract alongside various administrative control functions. For example, if an error or unauthorized purchase or redemption of Tokenized Shares is discovered/confirmed, the Transfer Agent maintains full and complete control to correct the share ownership records on the blockchain network. While transactions recorded on a blockchain network can never be deleted, the Transfer Agent can effectively correct an unauthorized or erroneous transaction by adding an appropriate instruction to another subsequent block on the applicable blockchain (i.e., the prior activity on the blockchain would not be deleted, although the blockchain would be appended with the correct transactional history).

The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or holders of Tokenized Shares. More detailed information about blockchain technology and the networks used by Transfer Agent, including the regulatory, operational and technological risks associated with distributed ledger technology and these networks, as well as detailed information about the Fund and its policies and risks, can be found in the Fund’s SAI.

Digital Wallets

In order to facilitate the use of blockchain technology, each investor purchasing or holding Tokenized Shares will use a “blockchain wallet,” which is a software application that stores a user’s “private key” for related digital assets and is used to facilitate the transfer of assets on a particular blockchain. A private key is used by the owner of a blockchain wallet to send (i.e., digitally sign and authenticate) instructions to the blockchain to update the ownership records of the digital assets and is private to the wallet owner, while a corresponding “public key” is public and allows other wallets on the applicable blockchain to transfer digital assets to a wallet’s public key address when permitted. The private key and its corresponding public key together represent a “key pair.” Generally, when a private key is stolen or lost, the wallet is compromised and the digital asset holdings linked to that wallet could be inaccessible to the wallet holder and/or subject to the risk of misappropriation. Notwithstanding these risks, as noted above, the Transfer Agent maintains controls to correct errors or unauthorized transactions for all investor wallets on any blockchain utilized by its proprietary blockchain-integrated system.

Investors are required to create and manage their own blockchain wallets. The investor and/or third-party wallet custodian, if any, is responsible for maintaining the private key associated with the wallet.

Wallets must be approved by the Transfer Agent and must be compatible with the blockchain network that the investor seeks to use and made available by the Transfer Agent. Only wallets approved by the Transfer Agent will be added to the Allowlist, and only wallets on the Allowlist are authorized to purchase, redeem, transfer or hold Tokenized Shares.

As noted above, the Transfer Agent maintains controls to correct errors or unauthorized transactions, regardless of whether the private key for an investor’s wallet is maintained by the investor and/or a third-party wallet custodian.

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Multi-Chain Potential

The Fund currently uses the Ethereum network as the primary public blockchain, although other blockchain networks may be added in the future. Please contact the Transfer Agent through the Portal at superstate.com to determine your eligibility to hold Tokenized Shares on a network other than Ethereum and the availability of the other network. Approval to hold Tokenized Shares on a network other than Ethereum is subject to the sole discretion of the Transfer Agent.

Blockchain Network Transaction Fees

Public blockchain networks require the payment of certain transaction fees to validate a transaction on the applicable network. These fees, which will vary from network to network, are typically paid in the native digital asset for the operation of the blockchain network. Such transaction fees are intended to protect the blockchain networks from frivolous or malicious computational tasks as well as maintain their security. Superstate or its affiliates is responsible for the payment of any blockchain transaction fees related to the purchase (or “minting”) of Tokenized Shares. You are responsible for the payment of any blockchain transaction fees related to the redemption (or “burning”) or transfer of Tokenized Shares, or the reregistration of Book Entry Shares as Tokenized Shares. You must maintain a sufficient amount of the network’s native digital asset token or gas fee token, as appropriate, in your wallet in order to validate a transaction on the applicable network. If you do not wish to pay any blockchain transaction fees when redeeming or transferring Tokenized Shares, you should consider electing to purchase Book Entry Shares.

Peer-to-Peer Transfer

Tokenized Shares may be transferred to any wallet on the Allowlist (peer-to-peer). For more information, please see the section of this prospectus entitled “Your Account - Peer-to-Peer Transfer of Shares.”

The Fund has no current agreement to make Tokenized Shares available for trading in a secondary market but may enter into such an agreement in the future. This feature is not currently, and may never be, available to investors. This feature would be subject to then-existing regulations and regulatory interpretations.

Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. There can be no assurance that the Fund will achieve its investment objective.

Risks Applicable to All Shareholders

●	Interest Rate Risk. Prices of fixed-income securities, including U.S. Treasury Securities, rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose the fixed-income market to heightened volatility and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly. Money market funds try to minimize this risk by purchasing short-term securities. Negative or very low interest rates magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, have unpredictable effects on markets and expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also is likely to be low or otherwise adversely affected or the Fund may be unable to maintain a positive return, or yield, or minimize the volatility of the Fund’s NAV per share or maintain a stable NAV.

●	Counterparty Credit Risk. A party to a transaction involving the Fund, including repurchase agreements with banks and other financial institutions, may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

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●	Market Risk. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments, or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale across the market. This may increase redemptions from funds that hold impacted securities. Such a market event could result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.

●	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

●	Risk Associated with use of Amortized Cost. In the event that the Board were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV.

●	Yield Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low or negative interest rate environment may prevent the Fund from providing a positive return, or yield, or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. The Fund’s yield could also be negatively affected (both in absolute terms, and as compared to, other money market funds) by aspects of its investment program (for example, its investment policy to invest exclusively in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities) or its operational policies (for example, its acceptance of share purchase requests at times the Fund is not able to invest the purchase proceeds in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities (i.e., cash drag)).

●	Cybersecurity/Technology Risk. The Fund and its service providers, as well as the Portal (as defined in the “Purchase and Redemption of Fund Shares” section of this Prospectus) and blockchain networks, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks, and other system disruptions. Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund. If such an event occurs, the Fund may incur substantial costs. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholders in many ways, including, but not limited to, disruption of the Fund’s operational capacity, financial losses, loss of proprietary information, prevention of shareholder transactions, interference with the Fund’s calculation of NAV, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, Portal, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.

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In addition, digital communication channels are not necessarily secure. If you choose to send confidential or sensitive information via digital communication channels (e.g., through the Portal), you are accepting the associated risks related to potential lack of security, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold.

●	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Risks Applicable to the Use of Blockchain Technology

●	Blockchain Technology Risk. There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded on a blockchain. For example, shares that are issued using blockchain technology would be subject to the following risks (among others):

●	Delays in transaction processing can occur on a blockchain network that is used by the Fund and its Transfer Agent. Such delays could occur on account of, among other things, the inability of nodes to reach consensus on transactions. During a network delay, it will not be possible to record transactions (including transfers) in the shares on the blockchain. Should such a delay occur for an extended period of time, the Fund could choose to effect transactions with shareholders on a different network approved for use by the Fund until such time as the network has resumed normal operation. The Fund may choose to re-evaluate the suitability of a particular blockchain network for the Fund’s shares in the event of future or recurring delays or for other reasons.

●	A rapidly-evolving regulatory landscape in the United States and in other countries might result in security, privacy or other regulatory concerns that could require changes to the way transactions in the shares are recorded.

●	The possibility that there may be undiscovered technical flaws or unauthorized changes in the Transfer Agent’s blockchain-integrated system or an underlying technology, including in the process by which transactions are recorded to a blockchain or by which the validity of a copy of such blockchain can be proven or the manner in which private keys are held and secured.

●	The possibility that cryptographic or other security measures that authenticate transactions for a blockchain could be compromised, or “hacked,” which could allow an attacker or unauthorized person to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain.

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●	The possibility that new technologies or services inhibit access to a blockchain, as well as the possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains.

●	Because of the differences between the way the shares are issued and recorded as compared to shares in a traditional mutual fund, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares.

●	The possibility that the native digital asset of a supported network is deemed to be a security or is being offered and sold as an investment contract, and thus a security, could impact the transfer agent’s or investor’s ability to acquire the native digital asset for purposes of paying blockchain transaction fees, and/or otherwise disrupt the operations of the network. In such cases, the Transfer Agent could choose to effect transactions with shareholders on a different network approved for use by the Fund until such time as the network has resumed normal operation.

●	The volatility of transaction fees, particularly during periods of network congestion, could make the cost of operating the Fund’s proprietary blockchain-integrated system less predictable.

●	Blockchain networks may experience what is known as a “fork” (i.e., “split”) of the network (and the blockchain), depending on the architecture and governance processes of a particular blockchain network. A fork would result in the existence of two or more versions of the blockchain network running in parallel (with similar blocks up until the instance of forking, but different blocks thereafter), but with each version’s native asset lacking interchangeability, potentially competing with each other for users and other participants. Where a fork occurs in one of the blockchain networks used by the Transfer Agent, the Transfer Agent would determine which of the resulting blockchain networks it would use in respect of the Fund’s shares and which to discontinue.

●	The loss or theft of private keys. Although the Transfer Agent maintains controls to correct errors or unauthorized transactions when an investor loses their own private key, such intervention may require information collection and operational tasks to accomplish and may render the investor’s holdings unavailable while these activities take place. The immediacy with which an investor notifies the transfer agent of the loss or theft of a private key has a direct bearing on the time required by the transfer agent to perform corrections.

Blockchain technology is a relatively new technology. The risks associated with blockchain technology may not emerge fully until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain.

The Transfer Agent relies on one or more transaction protocols referred to as “smart contracts” in connection with the minting, burning and transferring of Tokenized Shares. Smart contracts are self-executing computer code that effectuate actions based upon predetermined conditions. Like all software code, smart contracts are exposed to risk that the code contains an error or other security vulnerability, which can lead to adverse impacts on the Fund or holders of Tokenized Shares, including, but not limited to, disruption of the Fund’s operational capacity, loss of assets that are held on or transacted through the smart contract, and delays or uncertainty in the Transfer Agent’s record of the correct and valid owner of a given of Tokenized Share, potentially leading to extended legal processes to determine ownership and delays in the timely redemption of Tokenized Shares.

Blockchain-based recordkeeping systems have not yet been broadly adopted by the financial services industry. On account of this, the Fund may never achieve market acceptance, may not be able to attract sizable assets or achieve scale and may discontinue the use of the Transfer Agent’s blockchain-integrated recordkeeping system. Under these circumstances, the Adviser and the Board of Trustees of the Fund may take actions including, potentially, restructuring or liquidating the Fund.

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Management

Investment Adviser

Superstate is the Fund’s investment adviser. Its principal office is located at 205 W. 28th Street, New York, New York 10001. Superstate was formed in 2025. As of the date of this prospectus, Superstate has approximately $[●] in assets under management. The Fund pays the Adviser a fee for managing the Fund’s assets and overseeing transfer agency, custody, fund administration and certain other services necessary for the Fund to operate. The fee is equal to an annual rate of [   ]% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s first Form N-CSR.

Subadviser

[Subadviser] is responsible for the day-to-day management of the Fund’s portfolio. The Subadviser, a registered investment adviser, is [insert description of Subadviser]. Its principal office is located at [address]. As of [date], the Subadviser had assets under management totaling approximately $[●]. The Adviser pays the Subadviser for providing sub-advisory services to the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s Sub-Investment Advisory Agreement will be available in the Fund’s first Form N-CSR.

Manager of Managers Structure

In the future, the Adviser and the Fund may seek an exemptive order from the Securities and Exchange Commission that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board, but without shareholder approval. The exemptive order would be subject to certain conditions, including that the Fund would notify shareholders and provide them with certain information upon the hiring of a sub-adviser

How to Buy and Redeem Fund Shares

Getting Started

Investors will need to establish an account with the Fund through the Portal available at superstate.com. The application process is completed entirely through the Portal. The Portal is free to use.

Subject to the purchase and redemption requirements stated in this prospectus, you may buy or redeem shares through the Portal. Shares of the Fund will be issued in uncertificated form and you may have your share ownership recorded in either electronic book-entry form (“Book Entry Shares”) or digitally on one or more public blockchain networks through the Transfer Agent’s proprietary blockchain-integrated recordkeeping system (“Tokenized Shares”). Book Entry Shares and Tokenized Shares are collectively referred to herein as “shares.”

You will be asked to provide information, in accordance with anti-money laundering regulations, for the verification of your identity when you open an account, including name, address, date of birth and other personal information (which may include certain documents). Accounts may be restricted and/or closed, and your monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the Fund reserves the right to redeem involuntarily an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide required information. Your shares will be sold at NAV, minus any applicable fees, calculated on the day your Fund position is closed.

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Buying Shares

You may generally purchase shares through the Portal at any time, including during non-business hours and on weekends and holidays. Your shares will be purchased at the NAV next calculated after your order is received in proper form by the Transfer Agent.

The minimum initial purchase is $100,000, although the Fund and its officers may waive or lower this amount in their discretion. There is no investment minimum for subsequent purchases.

You may purchase shares of the Fund in the following ways:

Book Entry Shares	Tokenized Shares
● by wire or ACH transfer in U.S. Dollars ● by transferring U.S. Dollar-backed stablecoins*, following the process described under “USDC Services” in the Fund Details section of this prospectus

●     by wire or ACH transfer in U.S. Dollars

●     by transferring U.S. Dollar-backed stablecoins*, following the process described under “USDC Services” in the Fund Details section of this prospectus

●     by transferring U.S. Dollar-backed stablecoins* and calling the “mint” function on the USTB smart contract, following the process described under “USDC Services” in the Fund Details section of this prospectus (“Protocol Minting”)

* Currently, the only U.S. Dollar-backed stablecoin accepted by the Transfer Agent is the U.S. Dollar Coin (or “USDC”), which is a digital asset backed token issued and redeemed by Circle Internet Financial, LLC (including any applicable affiliates, “Circle”). Neither Superstate nor its affiliates, nor the Fund, is affiliated with Circle.

You will be responsible for any third-party fees associated with your purchase of Fund shares (except that Superstate or its affiliates is responsible for the payment of any blockchain transaction fees related to the purchase (or “minting”) of Tokenized Shares).

Once your purchase order is received in proper form by the Transfer Agent and the Fund’s custodian receives your wire or ACH transfer (or, if purchasing with USDC, you complete your purchase through USDC Services), you will be eligible to receive dividends.

The Fund reserves the right to close during certain hours from time to time, including during periods in which the Transfer Agent is conducting routine maintenance of its blockchain-integrated recordkeeping system. Please visit superstate.com. for more information about scheduled closures.

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Redeeming Shares

You may generally redeem shares through the Portal at any time, including during non-business hours and on weekends and holidays. You may redeem shares of the Fund in the following ways:

Book Entry Shares	Tokenized Shares
● through the Portal

●     by calling the “burn” function and/or transferring Tokenized Shares on the USTB smart contract, and following the process described under “USDC Services” in the Fund Details section of this prospectus

●     by calling the “redeem” function of the Redemption Contract (as defined below), following the process described under “USDC Services” in the Fund Details section of this prospectus

Your shares will be redeemed at the NAV next calculated after your order is received in proper form by the Transfer Agent.

Redemption proceeds may be paid by through wire or ACH transfers. The Fund typically expects that it will take one to two business days following the receipt of your redemption request, in proper form, to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. If you did not purchase your shares with a wire or ACH transfer, the Fund may delay payment of your redemption proceeds until your purchase amount has cleared.

As an accommodation to investors, an affiliate of the Adviser may arrange to advance the payment of redemption proceeds under certain circumstances, as described under “USDC Services” in the Fund Details section of this prospectus.

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs. Under stressed market conditions, the Fund may use other methods to meet redemptions, such as redemption in kind, the use of a line of credit or borrowing through other sources.

The Fund reserves the right to close during certain hours from time to time, including during periods in which the Transfer Agent is conducting routine maintenance of its blockchain-integrated recordkeeping system. Please visit superstate.com for more information about scheduled closures.

USDC Services

As an accommodation to investors, the Adviser or its affiliates intend to make available or arrange from one or more third-party service provider(s) certain software solutions that will allow investors to:

●	Convert their USDC into U.S. Dollars before they are sent to the Fund’s custodian for share purchases

●	Convert their redemption proceeds from U.S. Dollars to USDC after they are paid by the Fund’s custodian for share redemptions

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As part of USDC Services, an affiliate of the Adviser may also arrange to advance the payment of redemption proceeds under certain circumstances, by making USDC available (up to certain limits) for instantaneous settlement once the redemption request is validated (the “Redemption Contract”). To effectuate a redemption through the Redemption Contract, a shareholder must call the redeem function of the Redemption Contract utilizing an Ethereum blockchain explorer or otherwise accessing the Ethereum blockchain. The Redemption Contract is similar to a liquidity facility and enables the Fund to borrow funds to pay redemption proceeds when cash is not immediately available. If approved, a redeeming shareholder would instantaneously receive an amount of USDC equal to the redemption proceeds that they would otherwise receive from the Fund in one to two business days. The Fund would then pay the redemption proceeds that it would have otherwise paid to such redeeming shareholder to the Redemption Contract, generally within one to two business days. The amount of USDC available through the Redemption Contract may not exceed 5% of the value of the Fund’s total assets at the time of the advancement. The ability to receive an advance on the payment of redemption proceeds through the Redemption Contract is not guaranteed and is available on a first-come, first-serve basis only. You should not count on the Redemption Contract to be available when you submit your redemption request. If your request to use the Redemption Contract is not approved, you will need to re-submit your redemption request.

These software solutions are collectively referred to herein as “USDC Services.” Investors using USDC Services will be asked to accept certain terms and conditions that are made available through the Portal. For large subscriptions, investors will be responsible for any third-party fees associated with converting their USDC into U.S. Dollars. For more information about USDC Services, please visit the Portal at superstate.com.

Investors are not required to use USDC Services. USDC Services (including the Redemption Contract) may be discontinued, and the terms and conditions that govern the use of USDC Services (including the Redemption Contract) may be changed, at any time without prior notification. USDC Services should only be used by investors that can bear the economic risk of utilizing such services in addition to the risks of an investment in the Fund. USDC Services are an optional service made available to investors as an accommodation. The choice of whether to utilize USDC Services rather than transact with the Fund directly in U.S. Dollars is in your sole discretion. Whether the Adviser or its affiliates or a third-party service provider(s) is utilized for USDC Services is determined at the sole discretion of the Adviser or its affiliates.

Shareholder Documents

Account information will be available electronically through the Portal. When creating an account, you will be asked to consent to electronic delivery of materials. In consenting to electronic delivery, you will receive the Fund’s annual and semi-annual shareholder reports as well as prospectuses electronically through the Portal or by e-mail. At any time, you may view the Fund’s current prospectus and annual and semi-annual shareholder reports through the Portal or online at superstate.com.

Peer-to-Peer Transfer of Shares

Tokenized Shares may be transferred in peer-to-peer transactions from one shareholder wallet to another wallet on the Allowlist. A complete record of these transactions is viewable on the relevant blockchain. The onchain transference is recorded by the Transfer Agent’s blockchain-integrated recordkeeping system. Before transferring your Tokenized Shares, you (as the transferor) and the potential transferee must each have an active, permissioned wallet registered with the Transfer Agent on any approved blockchain network and included on the Allowlist. You may use the Portal or user-managed wallet to authorize the Transfer Agent to transfer your Tokenized Shares to a transferee that you identify using the public key for the transferee’s wallet. There is no minimum number of Tokenized Shares required to process a transfer. The Transfer Agent is responsible for ensuring that the potential transferee in a peer-to-peer transaction has a wallet on an approved blockchain network and included on the Allowlist.

●	Your request to transfer Tokenized Shares will be processed immediately and completed upon transaction confirmation on the relevant blockchain. Peer-to-peer transfers of Tokenized Shares can occur at any time on any given day, including outside of normal business hours. The Fund does not require that peer-to-peer transfers occur at $1.00 or NAV.

●	The transferee will begin accruing any income dividends from the Fund’s net investment income immediately upon the transfer of Tokenized Shares.

●	A shareholder must be aware of other prospective investors on the Allowlist who are available to enter into peer-to-peer transfers and neither the Fund nor its Transfer Agent will receive any transaction-based compensation or be in the business of connecting transferors and transferees.

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●	Peer-to-peer transfers do not constitute a public trading market and Fund shares will not be listed for trading on any such market, including a national securities exchange or an alternative trading system operating by a registered broker that is subject to Regulation ATS.

●	To the extent investors engage in peer-to-peer transfers at a price other than NAV, such transfers may, in certain circumstances, have legal implications for those investors under the federal securities laws or otherwise.

●	The Transfer Agent cannot ensure the reliability of any transfer of other assets negotiated in connection with peer-to-peer transfers other than transfers of Fund shares that a shareholder instructs the Transfer Agent to make.

●	Blockchain network(s) on which a peer-to-peer transfer is recorded may impose transaction fees to validate the transaction on the network. You are responsible for the payment of any blockchain transaction fees related to the transfer of your Tokenized Shares.

●	You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences in connection with the transfer of Fund shares.

Pricing of Fund Shares

Purchase and redemption requests are priced based on the NAV per share next calculated after receipt of such requests by the Transfer Agent in proper form. The NAV generally will be calculated throughout the day, including during non-business hours and on weekends and holidays, at each time a purchase or redemption request is received by the Transfer Agent in proper form.

The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities. The NAV per share is determined by dividing the Fund’s NAV by the number of shares outstanding. The NAV takes into account the expenses and fees of the Fund, including management fees, which are accrued daily.

The Fund seeks to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value.

Because the Fund operates as a government money market fund that seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the Fund’s ability to maintain a stable $1.00 share price. If the Fund has a negative gross yield as a result of negative interest rates ( a “negative interest rate event”), the Fund may reduce the number of shares outstanding on a pro rata basis through a reverse distribution mechanism (“RDM”) to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law and the Fund’s organizational documents and subject to a determination by the Board that implementing an RDM is in the best interests of the Fund and its shareholders. Alternatively, if the Fund experiences a negative interest rate event and/or the Board determines that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share, the Board has the right to discontinue the use of a stable NAV of $1.00 per share and establish a floating NAV per share rounded to four decimal places. If the Fund uses an RDM, the Fund will maintain a stable price per share, despite losing value, by reducing the number of its outstanding shares. Investors in the Fund would observe a stable share price but a declining number of shares for their investment. If the Fund converts to a floating NAV under these circumstances, the Fund’s losses will be reflected through a declining share price. The Fund will notify shareholders of any such change. Shareholders should discuss any tax implications of implementing an RDM or converting to a floating NAV with their tax advisor.

In addition, for regulatory purposes, the Fund calculates a market-based (or “shadow”) NAV per share on a daily basis (generally as of 5:00 PM ET) for purposes of confirming that its NAV continues to approximate fair value. For purposes of calculating the shadow NAV and monitoring its comparison to the amortized cost-based NAV, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments in the shadow NAV for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00. If the Fund’s market-based NAV per share deviates from the Fund’s amortized-cost NAV per share by 0.25% or greater, the Adviser, in its discretion and subject to Board oversight, may change the pricing times of the Fund.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). The Fund expects investment transactions to settle on the trade date (T), but in the event an investment transaction does not settle on the same day as it is traded, it may be recorded and factored into the Fund’s NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

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The Fund relies on various sources to calculate its NAV. The ability of the Fund’s accounting agent to calculate the NAV per share of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Fund’s NAV.

Dividends and Distributions

On a daily basis, all or substantially all of the Fund’s net investment income will be declared and paid as dividends. Dividends will be declared and paid every second. The fund administrator will calculate net investment income using the prior day’s growth rate.

Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

Dividends and/or capital gains distributions will be automatically reinvested in additional shares of the Fund.

Frequent Purchases and Sales of Fund Shares

The Fund does not monitor for market timers or prohibit short-term trading activity. In light of the nature and high quality of the Fund’s investments, the Board has not adopted any policies or procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Although the Fund is managed in a manner that is consistent with its investment objective, frequent trading by shareholders may cause the Fund to hold more cash, disrupt the Fund’s management, increase its expenses, transaction costs, administrative costs or taxes, and/or dilute the value of Fund shares held by other shareholders.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

●	The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. The Fund may impose a purchase maximum on shareholders that would limit the ability of shareholders to purchase Fund shares if their total purchases or account balance exceeds a dollar threshold.

●	Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

●	When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

●	You may only buy shares of the Fund if eligible for sale in your state or jurisdiction.

●	In unusual circumstances, the Fund may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

●	The Fund may pay redemption proceeds in securities or other assets rather than cash if the Adviser determines it is in the best interest of the Fund, consistent with applicable law. Investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

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●	As long as the Fund and its agents follow reasonable security procedures and act on instructions reasonably believed to be genuine, the Fund and its agents will not be responsible for any losses that may occur from unauthorized requests.

Tax Consequences

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Fund’s SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

●	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

●	Any income the Fund receives and any capital gain that the Fund realizes, less expenses, is paid out to its shareholders.

●	Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

●	Dividends from the Fund are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

●	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

●	Dividends attributable to interest income are generally taxable as ordinary income.

●	If the Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

●	Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

●	Dividends are taxable in the year in which they are paid or deemed paid.

●	There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

●	Because the Fund intends to maintain a stable NAV per share of $1.00, shareholders will typically not recognize gain or loss when they redeem their shares with the Fund because the amount realized will be the same as their tax basis in the shares.

●	Information regarding the federal tax status of distributions made by the Fund will be distributed in the first quarter of every calendar year. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

●	Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

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●	As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 24% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens and residents, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability, provided that the required information is timely furnished to the IRS.

●	Foreign shareholders are generally subject to special withholding requirements. If the Fund reports distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of U.S. witholding tax. The Fund expects that substantially all of its interest income will be U.S. source interest. The Fund has the option of not accepting purchase orders from non-U.S. investors.

●	If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on distributions of ordinary income or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

●	There is a penalty on certain pre-retirement distributions from retirement accounts.

●	The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

●	Because a portion of the Fund’s distributions relate to U.S. Treasury interest, a portion of the Fund’s distributions may be exempt from state or local income tax in certain jurisdictions. Please consult your tax advisor.

Financial Highlights

The Fund has not yet commenced investment operations as of the date of this Prospectus, and therefore, has no operating history. The Fund will commence operations upon the proposed reorganization of the Predecessor Fund into the Fund. The Predecessor Fund will be the accounting survivor after consummation of the proposed reorganization. As the accounting survivor, the Predecessor Fund’s operating history will be used for the Fund’s financial reporting purposes. The Fund’s financial statements will be included in the Fund’s Form N-CSR (when available).

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For More Information

Superstate USTB Money Market Fund

More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Report

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR, when available. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference into (and is thus legally a part of) this prospectus. The current SAI has been electronically filed with the SEC.

Portfolio Holdings

The Fund will disclose its portfolio holdings daily at superstate.com. A more detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

To Obtain Information

The Fund’s SAI, annual and semi-annual reports to shareholders, and other information such as the Fund’s financial statements, when available, are available free upon by visiting superstate.com or calling (201) 497-4991. To make shareholder inquiries or for more detailed information on the Fund, you may request through the Portal or by calling the number above.

Information Provided by the SEC

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this prospectus and you should not rely on any other information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Investment Company Act file number: 811-[●]

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The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information dated April 30, 2025.

SUBJECT TO COMPLETION

STATEMENT OF ADDITIONAL INFORMATION

Dated [●], 2025

SUPERSTATE TRUST

Superstate USTB Money Market Fund

205 W. 28th Street, New York, New York 10001 | (201) 497-4991

Ticker: USTB

This Statement of Additional Information (“SAI”) of Superstate USTB Money Market Fund (the “Fund”), a series of Superstate Trust (the “Trust”), which is not a prospectus, should be read in conjunction with the prospectus of the Fund, dated [●], 2025, as it may be revised from time to time (the “Prospectus”). You may obtain a copy of the Prospectus without charge by writing or calling the Fund at the address or telephone number printed above, or on the Fund’s website at superstate.com. The Prospectus is incorporated by reference into this SAI, and this SAI has been incorporated by reference into the Prospectus. Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be filed on Form N-CSR at least annually. Since the Fund has not commenced operations as of the date of this SAI, no financial statements are available. Once available, copies of the Fund’s annual and semi-annual reports to shareholders and financial statements may be obtained, without charge, by visiting the Fund’s website at superstate.com, or upon request by contacting [the Fund] at the telephone number listed above.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (“SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

Table of Contents

General Information About The Trust	3
Investment Objectives, Policies and Restrictions	3
Policies Related to Investment Objective, Diversification and Name	3
Investment Restrictions	4
Non-Fundamental Policies	5
Investment Securities, Transactions and Techniques	5
Investment Risks	6
Disclosure of Portfolio Holdings	14
Management of the Fund	16
Information about Each Trustee’s Qualification, Experience, Attributes or Skills	16
Additional Information Concerning the Board of Trustees	17
Board Committees	18
Trustee Ownership of Fund Shares and Other Interests	18
Compensation	18
Control Persons, Principal Shareholders and Management Ownership	18
Investment Advisory Arrangements	19
Investment Adviser	19
Subadviser	19
Service Providers	20
Fund Administrator and Fund Accountant	20
Transfer Agency and Blockchain Administrative Services	20
Compliance Services	21
Custodian	21
Independent Registered Public Accounting Firm	21
Legal Counsel	21
Codes of Ethics	21
Proxy Voting Policies and Procedures	21
Brokerage Transactions and Investment Allocation	22
Additional Information About the Trust	22
Additional Information About Purchasing, Redeeming and Transferring Shares	23
How to Buy Shares	23
Redeeming Shares and Delivery of Redemption Proceeds	23
Peer-to-Peer Transfer of Shares	24
Determination of Net Asset Value	25
Distributions and Tax Information	26
Distributions	26
Tax Information	26
Anti-Money Laundering Program	30
Financial Statements	30

General Information About The Trust

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on June 15, 2023, and is registered with the SEC as an open-end management investment company, known as a mutual fund. The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of authorized shares of beneficial interest of no par value, which may be issued in any number of series or portfolios. The Trust currently consists of one portfolio. The Trust from time to time may issue other series, the assets and liabilities of which will be separate and distinct from any other series.

The Fund has not commenced operations as of the date of this SAI.

Investment Objectives, Policies and Restrictions

The following policies and restrictions supplement those set forth in the Prospectus.

The Fund has adopted policies and restrictions relating to the investment of its assets and its activities. “Fundamental policies” may not be changed without approval of the holders of a majority of the Fund’s outstanding voting securities. As used in this SAI, a majority of the outstanding voting securities of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. “Nonfundamental policies” may be changed at any time, without shareholder approval, by a vote of a majority of the Board and in compliance with applicable law and regulatory policy.

Unless otherwise required by law or stated herein, if a percentage limitation is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such limitation, except with respect to the Fund’s policies pertaining to borrowing. The Fund’s policy pertaining to borrowing is not limited to the time of investment and must be maintained on an ongoing basis; if borrowings exceed the applicable percentage limitation as a result of a change in values or assets, the Fund must take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.

Policies Related to Investment Objective, Diversification and Name

The Fund’s investment objective, as set forth in the Prospectus, is a non-fundamental policy of the Fund and may be changed without shareholder approval upon sixty days’ notice.

In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are issued or guaranteed by the U.S. Treasury (“U.S. Treasury Securities”) and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities. The Fund will notify shareholders at least sixty days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities.

The Fund is classified as diversified under the 1940 Act. The Fund may not change from “diversified” to “non-diversified” without the approval of the holders of a majority of the Fund’s outstanding voting securities. The Fund also intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under Internal Revenue Code of 1986, as amended (the “Code”). For information regarding qualification under the Code, see “Distributions and Tax Information” in this SAI.

Investment Restrictions

As a matter of fundamental policy, the Fund may not:

(1)	Concentrate its investments in a particular industry, as the term “concentrate” is used in the 1940 Act. This restriction does not apply to securities of the U.S. government and its agencies, instrumentalities or authorities; securities of any state, territory, possession or municipal governments and their agencies, instrumentalities, authorities or political subdivisions; and repurchase agreements collateralized by any such securities.

(2)	Borrow money, except as permitted under the 1940 Act.

(3)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

(4)	Underwrite securities issued by other persons, except to the extent that the disposition of portfolio securities by the Fund may be deemed an underwriting, or as otherwise permitted by applicable law.

(5)	Purchase or hold real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers engaged in the real estate business or that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by, or linked to, real estate or interests therein, and (iv) purchase and hold real estate acquired by the Fund as a result of the ownership of securities or other instruments.

(6)	Purchase or sell commodities or commodity contracts, except as permitted under the 1940 Act.

(7)	Make loans to the extent prohibited under the 1940 Act.

(8)	Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Notations Regarding the Fund’s Investment Restrictions

The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. The Fund’s total assets include the amounts being borrowed. To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.

With respect to the fundamental policy relating to commodities or commodity contracts set forth in (6) above, references to “commodities” or “commodity contracts” are to physical commodities or contracts in respect of physical commodities, typically natural resources or agricultural products, and are not intended to refer to instruments that are strictly financial in nature and are not related to the purchase or delivery of physical commodities or which are securities of companies that deal in commodities.

With respect to the fundamental policy relating to lending set forth in (7) above, the 1940 Act does not prohibit the Fund from making loans (including lending its securities). However, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. The policy in (7) above will be interpreted not to apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

With respect to the fundamental policy relating to diversification set forth in (8) above, the Fund is currently classified as a diversified fund under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in any one issuer. However, to the extent that the Fund satisfies the diversification requirements under Rule 2a-7 under the 1940 Act (“Rule 2a-7”), the Fund will be deemed to have satisfied the diversification requirements described above.

Non-Fundamental Policies

The Board has adopted the following additional non-fundamental policies for the Fund, which may be changed by the Board without shareholder approval.

The Fund intends to operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7. “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury Securities and/or repurchase agreements that are collateralized fully by cash or U.S. Treasury Securities.

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

Investment Securities, Transactions and Techniques

The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).

Fixed-Income Securities

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Zero-Coupon Securities (A Fixed-Income Security)

Certain U.S. Treasury Securities in which the Fund invests may be zero-coupon securities. Zero-coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.

Callable Securities (A Fixed-Income Security)

Certain U.S. Treasury Securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Investment Risks

There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).

Liquidity Risk

Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.

Risk Associated with the Investment Activities of Other Accounts

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser or Subadviser and accounts managed by affiliates of the Adviser or Subadviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”

Call Risk

Call risk is the possibility that an issuer may redeem a U.S. Treasury Security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a U.S. Treasury Security is called, the Fund may have to reinvest the proceeds in other U.S. Treasury Securities with lower interest rates or other less favorable characteristics.

Counterparty Credit Risk

A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Large Shareholder Risk

A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or Subadviser or an affiliate of the Adviser or Subadviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests. Investments in the Fund by other investment companies also can create conflicts of interests for the Adviser or Subadviser to the Fund and the investment adviser to the acquiring fund. For example, a conflict of interest can arise due to the possibility that the investment adviser to the acquiring fund could make a decision to redeem the acquiring fund’s investment in the Fund. In the case of an investment by an affiliated fund, a conflict of interest can arise if, because of the acquiring fund’s investment in the Fund, the Fund is able to garner more assets from third-party investors, thereby growing the Fund and increasing the management fees received by the Adviser or Subadviser, which could also be the investment adviser to the acquiring fund.

Cybersecurity and Operational Risk

Like other funds and business enterprises, the business of the Adviser and the Subadviser relies on the security and reliability of information and communications technology, systems and networks. The Adviser and the Subadviser use digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders and relevant service providers, among others. The Adviser and the Subadviser, as well as their funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The proliferation of work-from-home arrangements has increased the risk of cyber incidents given the wider cyber attack surface stemming from the use of personal devices and non-office or personal technology. Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites) which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or Internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. Cyber-events can affect, potentially in a material way, the Adviser’s or the Subadviser’s relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value. The Adviser and the Subadviser and their relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Adviser and the Subadviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. However, there is no guarantee that the efforts of the Fund’s Adviser, Subadviser or their affiliates, or other service providers, will succeed, either entirely or partially as there are limits on the ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, Subadviser and their relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers. The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Risks of Distributed Ledger Technology

The following is a description of risks associated with distributed ledger technology or blockchain. The disclosure in this section supplements the discussion set forth in the Prospectus.

Use of Blockchain. The Transfer Agent maintains the official record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and one or more public blockchain networks. Shares of the Fund will be issued in uncertificated form. You may elect to have your share ownership recorded in either electronic book-entry form (“Book Entry Shares”) or digitally on one of the designated public blockchain networks that the Transfer Agent supports through its proprietary blockchain-integrated recordkeeping system (“Tokenized Shares”). Book Entry Shares and Tokenized Shares are collectively referred to herein as “shares.”

The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Transfer Agent. The Transfer Agent expects that the blockchain-integrated recordkeeping system will provide operational efficiencies without negatively impacting the quality of the Transfer Agent’s services.

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. The Transfer Agent maintains controls to correct errors or unauthorized transactions on any blockchain utilized by its proprietary blockchain-integrated system. In the event such a correction was warranted, the Transfer Agent would make the correction by adding an appropriate instruction to another subsequent block on the applicable blockchain (i.e., the prior activity on the blockchain would not be deleted, although the blockchain would be appended with the correct transactional history).

In order to facilitate the use of blockchain technology, each investor purchasing or holding Tokenized Shares will use a “blockchain wallet,” which is a software application that stores a user’s “private key” for related digital assets and is used to facilitate the transfer of assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a blockchain wallet to send (i.e., digitally sign and authenticate) instructions to the blockchain to update the ownership records of the digital assets and is private to the wallet owner. The public key is, as the name implies, public and allows other wallets on the applicable blockchain to transfer digital assets to a wallet’s public key address when permitted. The blockchain will only record information related to the public key. Blockchain wallets are subject to the risk of theft or loss of a wallet owner’s private key. Generally, when a private key is stolen or lost, the wallet is compromised and the digital asset holdings linked to that wallet could be inaccessible to the wallet holder and/or subject to the risk of misappropriation. Notwithstanding these risks, as noted above, the Transfer Agent maintains controls to correct errors or unauthorized transactions for all investor wallets on any blockchain utilized by its proprietary blockchain-integrated system.

Investors are required to create and manage their own blockchain wallets. The investor and/or third-party wallet custodian, if any, is responsible for maintaining the private key associated with the wallet.

Wallets must be approved by the Transfer Agent and must be compatible with the blockchain network that the investor seeks to use and made available by the Transfer Agent. Only wallets approved by the Transfer Agent will be added to the Allowlist, and only wallets on the Allowlist are authorized to purchase, redeem, transfer or hold Tokenized Shares. As noted above, the Transfer Agent maintains controls to correct errors or unauthorized transactions, regardless of whether the private key for an investor’s wallet is maintained by the Transfer Agent or the investor and/or a third-party wallet custodian.

The Fund currently uses the Ethereum network as the primary public blockchain, although other blockchain networks may be added in the future. Please contact the Transfer Agent through the Portal at superstate.com to determine your eligibility to hold Tokenized Shares on a network other than Ethereum and the availability of the other network. Approval to hold Tokenized Shares on a network other than Ethereum is subject to the sole discretion of the Transfer Agent.

The recording of Tokenized Shares on the blockchain will not affect the Fund’s investments. The Fund intends to operate as a “government money market fund.”

Public blockchain networks require the payment of certain transaction fees to validate a transaction on the applicable network. These fees are typically paid in the native digital asset for the operation of the blockchain network. Such transaction fees are intended to protect the blockchain networks from frivolous or malicious computational tasks as well as maintain their security. The Adviser or its affiliates is responsible for the payment of any blockchain transaction fees related to the purchase (or “minting”) of Tokenized Shares. You are responsible for the payment of any blockchain transaction fees transaction fees related to the redemption (or “burning”) or transfer of Tokenized Shares, or the reregistration of Book Entry Shares as Tokenized Shares. You must maintain a sufficient amount of the network’s native digital asset token or gas fee token, as appropriate, in your wallet in order to validate a transaction on the applicable network. If you do not wish to pay any blockchain transaction fees when redeeming or transferring Tokenized Shares, you should consider electing to purchase Book Entry Shares

Delays in transaction processing can occur on a blockchain network that is used by the Fund and its Transfer Agent. Such delays could occur on account of, among other things, the inability of nodes to reach consensus on transactions. During a network delay, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Fund could choose to effect transactions on a different network approved for use by the Fund until such time as the network has resumed normal operation. The Fund may choose to re-evaluate the suitability of a particular blockchain network for the Fund’s shares in the event of future or recurring delays or for other reasons.

Tokenized Shares may be transferred to any wallet on the Allowlist (peer-to-peer). For more information, please see the sections of the Prospectus entitled “Your Account – Peer-to-Peer Transfer of Shares.”

The Fund has no current agreement to make Tokenized Shares available for trading in a secondary market, but may enter into such an agreement in the future. This feature is not currently, and may never be, available to investors. This feature would be subject to then-existing regulations and regulatory interpretations.

Blockchain Technology. There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded on a blockchain. For example, shares that are issued using blockchain technology would be subject to the following risks (among others):

●	A rapidly-evolving regulatory landscape in the United States and in other countries might result in security, privacy or other regulatory concerns that could require changes to the way transactions in the shares are recorded.

●	The possibility that there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated system or an underlying technology, including in the process by which transactions are recorded to a blockchain or by which the validity of a copy of such blockchain can be proven or the manner in which private keys are held and secured.

●	The possibility that cryptographic or other security measures that authenticate transactions for a blockchain could be compromised, or “hacked,” which could allow an attacker or unauthorized person to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain.

●	The possibility that new technologies or services inhibit access to a blockchain.

●	The possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains.

●	Because of the differences between the way the shares are issued and recorded as compared to shares in a traditional mutual fund, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

●	The possibility that the native digital asset of a supported network is deemed to be a security or is being offered and sold as an investment contract, and thus a security, could impact the Transfer Agent’s ability to acquire the native digital asset for purposes of paying blockchain transaction fees, and/or otherwise disrupt the operations of the network. In such cases, the Transfer Agent could choose to effect transactions with shareholders on a different network approved for use by the Fund until such time as the network has resumed normal operation.

●	The volatility of transaction fees, particularly during periods of network congestion, could make the cost of operating the Fund’s proprietary blockchain-integrated system less predictable.

●	Blockchain networks may experience what is known as a “fork” (i.e., “split”) of the network (and the blockchain), depending on the architecture and governance processes of a particular blockchain network. Because blockchain software is generally open source, any user can download the software, modify it and then propose that the network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. A fork may occur when (i) less than a substantial majority of users consent to a proposed modification; (ii) the blockchain consensus mechanism allows for the modification to nonetheless be implemented by some users; and (iii) the modification is not compatible with the software prior to its modification. A fork would result in the existence of two or more versions of the blockchain network running in parallel (with similar blocks up until the instance of forking, but different blocks thereafter), but with each version’s native asset lacking interchangeability, potentially competing with each other for users and other participants. Where a fork occurs in one of the blockchain networks used by the Fund’s Transfer Agent, the Transfer Agent would determine which of the resulting blockchain networks it would use in respect of the Fund’s shares and which to discontinue.

●	The loss or theft of private keys. Although the Transfer Agent maintains controls to correct errors or unauthorized transactions when an investor loses their own private key, such intervention may require information collection and operational tasks to accomplish and may render the investor’s holdings unavailable while these activities take place. The immediacy with which an investor notifies the Transfer Agent of the loss or theft of a private key has a direct bearing on the time required by the Transfer Agent to perform corrections.

Blockchain Networks. The suitability of the blockchain networks (and underlying blockchain ledgers) on which the shares will rely could decline due to a variety of causes, adversely affecting the functionality of the shares and an investment in the Fund.

Blockchain networks are based on software protocols that govern the peer-to-peer interactions between computers connected to these networks. The suitability of a network for the functionality of the shares depends upon a variety of factors, including, but not limited to:

●	The effectiveness of the informal groups of (often uncompensated) developers contributing to the protocols that underlie the network;

●	Effectiveness of the validators and the network’s consensus mechanisms to effectively secure the network against confirmation of invalid transactions;

●	The continued participation of a number of trusted validators;

●	The lack of collusion between trusted validators;

●	Disputes among the developers or validators of the network;

●	Changes in the consensus or validation scheme that underlies the network;

●	The failure of cybersecurity controls or security breaches of the network;

●	The inability of validators to reach consensus and the consequential halting of transaction verification on the network;

●	The existence of undiscovered technical flaws in the network;

●	The development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the systems;

●	The price of the digital assets associated with the blockchain network;

●	The cost of transaction fees to use the network;

●	Intellectual property rights-based or other claims against the network’s participants;

●	The continued adoption of the network; and

●	The maturity of the computer software programming software development kit (“SDK”) used in connection with the network.

Unfavorable developments or characteristics of any of the above or other circumstances could adversely affect the Fund’s operations or the functionality of the shares. In the event of a failure or prolonged disruption of an approved blockchain network, the Transfer Agent has the ability to transfer shareholder records from the impacted blockchain to another approved blockchain to restore service to shareholders.

The Transfer Agent’s blockchain-integrated system is distinguishable from blockchains that lack access controls, programmability and other restrictions on which permissionless crypto assets or tokens are issued and transferred. Permissionless crypto assets or tokens include, for example, the native digital assets of distributed blockchains that are: (i) issued in a decentralized manner under no one entity’s control; and (ii) unconstrained in accessibility and movement. Examples of native crypto assets include Bitcoin (BTC) on the Bitcoin network and Ether (ETH) on the Ethereum network. Unlike permissionless tokens, Fund shares recorded on this system are under the unilateral control of the Transfer Agent. The Transfer Agent is responsible for maintaining the accuracy of Fund share ownership records on any blockchain network used by the blockchain-integrated system and has the ability to correct errors and unauthorized transactions in, and limit the transferability of, Fund shares.

The Transfer Agent’s blockchain-integrated system is a permissioned system created and maintained by the Transfer Agent on one or more public blockchain networks using smart contract technology to incorporate an “Allowlist” of permissioned wallets into the relevant smart contract alongside various administrative control functions. For example, if an error or unauthorized purchase or redemption is discovered/confirmed, the Transfer Agent maintains full and complete control to correct the share ownership records on the blockchain network. While transactions recorded on a blockchain network can never be deleted, the Transfer Agent can effectively correct an unauthorized or erroneous transaction by adding an appropriate instruction to another subsequent block on the applicable blockchain (i.e., the prior activity on the blockchain would not be deleted, although the blockchain would be appended with the correct transactional history). A person or entity associated with a blockchain wallet to which Fund shares may be erroneously or impermissibly transferred would have no legal claim to such Fund shares.

The price of the native crypto assets associated with a particular blockchain network as well as the cost of transaction fees to use that particular blockchain network will likely vary from one blockchain to another.

For Tokenized Shares, the blockchain(s) used by the Fund and its Transfer Agent will store the complete onchain transactional history from the issuance of a Tokenized Share, and the data on the blockchain(s) is available to the public. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available via block explorers. Accordingly, for Tokenized Shares, the issuance, transfer, reregistration on a different blockchain and redemption data (and not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given Tokenized Share with the record owner of that share will be maintained by the Transfer Agent in a separate, traditional database that is not available to the public. However, if there are data security breaches resulting in theft of the information necessary to link personal identity with the Tokenized Shares, the stolen information could be used to determine a shareholder’s identity and complete investing history in Tokenized Shares of the Fund. Concerns over these privacy issues may limit adoption of public-ledger blockchain technology, reducing the potential market acceptance for the shares and the size of the Fund.

Native Digital Assets of Blockchain Networks. Ethereum (ETH): ETH has a total supply of 120 million tokens. Total supply inflates from staking emissions, which are currently at a 0.8% annual inflation rate and are a function of the staking participation rate. ETH is used to pay transaction fees. Transaction fees are split into a base and priority fee. The base fee is burned and is approximately 80% of the total transaction fee.

Blockchain Regulation. Regulation of digital assets, blockchain technologies and digital asset platforms is currently developing and likely to rapidly evolve, varies significantly among international, federal, state and local jurisdictions and is subject to significant uncertainty.

Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions, which may severely impact the Fund, and thus the Fund’s shareholders. Failure by the Fund or any Fund service provider to comply with any laws, rules or regulations, some of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Fund (and thus to the Fund’s shareholders), including civil penalties and fines.

New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions on shares, the secondary market liquidity and market price of shares (should such secondary market liquidity be available in the future), shareholders’ ability to access or otherwise utilize an exchange or platform for trading of the shares (should such a platform or exchange exist in the future and such activity be permitted by the Fund) and the structure, rights and transferability of the shares (should shareholders be permitted to transfer or exchange shares in the future). Therefore, there can be no assurance that any new or continuing regulatory scrutiny or initiatives will not have an adverse impact on the shares or impede the Fund’s current or future activities.

Blockchain networks currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect a blockchain network and its users, developers and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations or directives may conflict with those of the United States or may directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund and the Fund’s service providers.

Disclosure of Portfolio Holdings

Information concerning the Fund’s portfolio holdings is available via the Fund’s website at superstate.com. Such information is posted on the website and is updated on at least a weekly basis. Summary portfolio composition information is also available via the Fund’s website at superstate.com. The summary portfolio composition information may include effective dollar-weighted average portfolio maturity (WAM), weighted average life (WAL) and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Daily and Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.

The Fund’s Forms N-CSR also contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These are available on the SEC’s website at sec.gov and also available via the Fund’s website at superstate.com.

The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the Fund’s website at superstate.com.

The Board has adopted a policy with respect to the protection of certain non-public information which governs disclosure of the Fund’s portfolio holdings (the “Policy”). The Policy is designed to protect the confidentiality of the Fund’s portfolio holdings information and to prevent the selective disclosure of such information. The Policy provides that the Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Divulging Fund portfolio holdings to selected third parties is permissible only when the affected party has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality. The Policy may be modified at any time with the approval of the Board.

The Board will periodically review the list of entities that have received, other than through public channels, information regarding the Fund’s portfolio holdings, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of the Policy.

Only the Trust’s Chief Compliance Officer (“CCO”) or persons designated by the CCO may approve the disclosure of portfolio holdings. Except as set forth under “Policy Exceptions” below, exceptions to the Policy may only be made if the CCO or an officer of the Trust in consultation with the CCO determines that the disclosure is being made for a legitimate business purpose. Such disclosures must be documented and reported to the Board on a quarterly basis. In all cases, third parties and service providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential information regarding the Fund’s portfolio holdings received and not to trade on any non-public information received. Neither the Fund nor its service providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of information relating to the Fund’s portfolio holdings.

Disclosure of portfolio holdings and/or transaction information that is not publicly available may be made to relevant service providers. In addition, to the extent permitted under applicable law, the CCO or its designee may regularly distribute (or authorize the Custodian or principal underwriter, if applicable, to distribute) non-public portfolio information to the Fund’s relevant service providers and facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (“Rating Agencies”), provided that such disclosure is limited to the information that the CCO or the CCO’s designee believes is reasonably necessary in connection with the services to be provided. As noted above, except to the extent permitted under the Policy, non-public portfolio information may not be disseminated for compensation or other consideration.

Before any disclosure of non-public portfolio information to service providers or Rating Agencies is permitted, the CCO or the CCO’s designee must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the receipt of non-public portfolio information by a service provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the non-public information, or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent auditors, independent registered public accountants or legal counsel.

The CCO or the CCO’s designee shall have primary responsibility for ensuring that the portfolio holdings information is disclosed only in accordance with the Policy. As part of this responsibility, the CCO will maintain such internal policies and procedures as the CCO believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio information.

Policy Exceptions

The following disclosures of portfolio holdings are not prohibited by the Policy:

●	disclosures that are required by law;

●	disclosures necessary for service providers to perform services to the Fund;

●	disclosure necessary for Rating Agencies to assess applicable fund ratings;

●	disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities;

●	disclosures to the Fund’s or service providers’ regulatory authorities, accountants, or counsel; and

●	any portfolio holdings that pre-date portfolio holdings that have been publicly disclosed (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

Management of the Fund

The overall management of the Trust’s business and affairs is vested with its Board. The Board consists of four individuals (each, a “Trustee”), three of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies and policies and to the general supervision of the Board.

The Trustees and officers of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships during the past five years, are shown below. The Trustees and officers have all served since the Fund’s inception. There is no stated term of office for Trustees or officers of the Trust. The business address of each Trustee and officer is [Address].

Independent Trustees

Name, Year of Birth	Position(s) Held with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
[●]	[●]	[●]	1	[●]
[●]	[●]	[●]	1	[●]
[●]	[●]	[●]	1	[●]

Interested Trustee

Name, Year of Birth	Position(s) Held with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
[●]	[●]	[●]	1	[●]

[●] is an “interested person” as defined in the 1940 Act, by reason of his position as [●] of the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Year of Birth	Position(s) Held with the Trust (Since)	Principal Occupation(s) During Past 5 Years
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The following supplements the information provided in the tables above and provides an overview of some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board for the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Nominating and Compensation Committee contains certain other factors considered by such committee in identifying and evaluating potential Trustee nominees. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their independent legal counsel, who participates in Board meetings and interacts with the Adviser, and also may benefit from information provided by the Trust’s or the Adviser’s counsel. Counsel to the Trust and to the Board have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

[Trustee Name] — [Description of the Trustee’s experience and qualifications]

[Trustee Name] — [Description of the Trustee’s experience and qualifications]

[Trustee Name] — [Description of the Trustee’s experience and qualifications]

[Trustee Name] — [Description of the Trustee’s experience and qualifications]

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Adviser, Subadviser, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Subadviser, Administrator, Custodian, and Transfer Agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal Board meetings which are typically held quarterly and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established two standing committees, an Audit Committee and a Nominating and Compensation Committee, which are discussed in greater detail under “Board Committees,” below. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Board of the Trust has appointed [●] as Chair of the Board.

Board Oversight of Risk Management

The Board’s role in management of the Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily the Administrator, Adviser, Subadviser and their affiliates, as applicable, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of their oversight, the Board, acting at its scheduled meetings, or the Chair, acting between Board meetings, regularly interacts with and receives reports from senior personnel of Administrator, Adviser, Subadviser and their affiliates, as applicable, the Fund’s service providers, the Trust’s CCO and portfolio management personnel. The Board’s Audit Committee (which consists of all Independent Trustees) meets during its regularly scheduled and special meetings, and between meetings the Audit Committee chair is available to the Fund’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board also receives periodic presentations from senior personnel of Administrator, Adviser, Subadviser and their affiliates, as applicable, regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as cybersecurity, anti-money laundering, personal trading, valuation, credit and investment research. As warranted, the Board also receives informational reports from the Board’s independent legal counsel and separate counsel to the Trust regarding regulatory compliance and governance matters. The Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, the Adviser and other service providers to the Fund have adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Fund, and the Board’s risk management oversight is subject to inherent limitations.

Board Committees

The Trust has established the following two standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee and the Nominating and Compensation Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.

The Audit Committee is comprised of all of the Independent Trustees. [Mr./Ms.] [●] is the Chair of the Audit Committee. The Audit Committee typically meets quarterly. The function of the Audit Committee is to review the scope and results of the audit and any matters bearing on the audit of the Fund’s financial statements.

The Nominating and Compensation Committee is comprised of all, and only of, the Independent Trustees. The Nominating and Compensation Committee meets only as necessary and is responsible for (i) seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and (ii) establishing appropriate compensation for serving on the Board. The Nominating and Compensation Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating and Compensation Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between [120 and 150] days prior to the shareholder meeting at which any such nominee would be voted on.

Trustee Ownership of Fund Shares and Other Interests

Because the Fund had not commenced operations prior to the date of this SAI, no Trustee owned shares of the Fund as of the date of this SAI.

[As of the date of this SAI, none of the Independent Trustees or their immediate family members own securities beneficially or of record in the Adviser, Subadviser or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or Subadviser.]

Compensation

The Independent Trustees each receive an annual retainer of $[●] per year for their services to the Trust, an additional $[●] per regularly scheduled Board meeting, and an additional $[●] per special meeting, paid by the Trust, as well as reimbursement for expenses incurred in connection with attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Independent Trustees. As of the date of this SAI, the Independent Trustees have not received any compensation from the Trust.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

Because the Fund had not commenced operations prior to the date of this SAI, there are no principal shareholders or control persons of the Fund. As of the date of this SAI, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Fund.

Investment Advisory Arrangements

Investment Adviser

Superstate Advisers LLC acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. Its principal address is 205 W. 28th Street, New York, New York 10001. In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to [●]% of the value of the Fund’s average daily net assets. The Adviser oversees the investment advisory services provided to the Fund. [Insert brief description of the control persons of the Adviser.]

As of the date of this SAI, the Fund has not made any payments to the Adviser for management services.

The Advisory Agreement continues in effect for two years from its effective date, and from year-to-year thereafter if approved at least annually (i) by the Board or (ii) by a vote of a majority of the outstanding voting securities of the Fund, provided that in either event such continuance also is approved by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party in the manner required by the 1940 Act. The Advisory Agreement may be terminated at any time, without penalty, upon 60 days’ written notice by either party to the Advisory Agreement or by the vote of a majority of the outstanding voting securities of the Fund and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which insure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the SAI of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Subadviser

[Subadviser] serves as the Fund’s Subadviser, and is responsible for the day-to-day management of the Fund’s investments. [Subadviser], a registered investment adviser, [insert description of Subadviser]. Its principal office is located at [address]. [Subadviser] manages the Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. The Adviser pays [Subadviser] for providing sub-advisory services to the Fund.

Because the Fund had not commenced operations prior to the date of this SAI, the Adviser has not made any payments to the Subadviser for sub-advisory services to the Fund.

The Sub-Advisory Agreement continues in effect for at least two years from its effective date, and from year-to-year thereafter if approved at least annually (i) by the Board or (ii) by a vote of a majority of the outstanding voting securities of the Fund, provided that in either event such continuance also is approved by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party in the manner required by the 1940 Act. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities of the Fund, or by the Adviser or the Subadviser, in each case on not less than 30 days’ prior written notice to the other party. The Sub-Advisory Agreement will terminate automatically in the event of its “assignment”, as defined in the 1940 Act, or upon the termination of the Advisory Agreement.

Manager of Managers Structure

In the future, the Adviser and the Fund may seek an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board, but without shareholder approval. The exemptive order would be subject to certain conditions, including that the Fund would notify shareholders and provide them with certain information upon the hiring of a sub-adviser.

Service Providers

Fund Administrator and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), [●], located at [●], acts as the administrator to the Fund (in such capacity, the “Administrator”). The Administrator provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. The Administrator is entitled to certain out-of-pocket expenses.

Because the Fund had not commenced operations prior to the date of this SAI, the Fund has not made any payments to the Administrator for fund administration or fund accounting services.

Transfer Agency and Blockchain Administrative Services

Superstate Services LLC has entered into a Transfer Agency and Service Agreement with the Trust, under which it acts as the Transfer Agent for the authorized and issued shares of beneficial interest for the Fund and as dividend disbursing agent of the Trust. The Transfer Agent maintains the official record of share ownership via a proprietary blockchain-integrated recordkeeping system that utilizes features of traditional electronic book-entry and one or more public blockchain networks. As compensation for the foregoing services, the Transfer Agent receives certain out-of-pocket costs and account fees.

The Transfer Agent provides blockchain administrative services to the Fund pursuant to the Transfer Agency Agreement. The Transfer Agent is responsible for providing, or arranging for the provision of, programming, development and administrative services necessary for maintaining the official record of share ownership via a proprietary blockchain-integrated recordkeeping system. This includes, for example, coding “smart contracts” associated with the minting, burning and transferring of Tokenized Shares, and maintaining and updating such code as necessary. Smart contracts are self-executing contracts with the terms of the agreement written into software code.

Pursuant to the Transfer Agency Agreement, the Transfer Agent provides programming and other development services related to Tokenized Shares. The Fund’s smart contracts use a programming standard that enables the Transfer Agent to program compliance-related transfer restrictions into the smart contract. This means that the Transfer Agent can program conditions for the minting, burning and transferring of Tokenized Shares, such as requirements that holders must be added to the Allowlist. This limits the ability of a shareholder to perform transactions relating to the Tokenized Shares that are inconsistent with the policies of the Fund and the Transfer Agent.

Compliance Services

Alexander Zozos, General Counsel of Superstate Inc., shall serve as Chief Compliance Officer (“CCO”) of the Trust. The Trust has retained [●], located at [●], to provide compliance-related services to the Trust and to support the CCO. The cost of the services provided by [●]is charged to the Trust.

Custodian

Pursuant to a Custody Agreement between the Trust and [Custodian], located at [address] (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with [an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses].

The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

Independent Registered Public Accounting Firm

[Accounting Firm], with offices at [address], is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.

Legal Counsel

Dechert LLP, with offices at 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

Codes of Ethics

The Fund, the Adviser and the Subadviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act (each, a “Code of Ethics”) that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. Each Code of Ethics is designed to ensure, among other things, that all “Access Persons” conduct their personal securities transactions in a manner where shareholders’ interests are placed first and foremost, and consistent with the law. Access Persons generally include all board members and officers of the Trust, the Adviser and the Subadviser, as well as certain employees and control persons of the Fund, Adviser or Subadviser (or any company in a controlled relationship with such entity) who have access to information regarding the purchase or sale of securities by the Fund.

Each Code of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

At this time, the Fund intends to invest exclusively in non-voting securities. To the extent the Fund invests in voting securities, the Board has delegated the authority to vote proxies with respect to such securities to the Subadviser in accordance with the proxy voting policies and procedures (the “Policies”) of the Subadviser. A copy of the Policies can be found in Appendix A.

A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) on the Fund’s website at superstate.com. Form N-PX filings are also available (i) without charge, upon request, by calling the Fund at [ ]; and (ii) on the SEC’s website at sec.gov.

Brokerage Transactions and Investment Allocation

[When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Subadviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Subadviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Subadviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Subadviser and accounts managed by affiliates of the Subadviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Subadviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Subadviser and/or certain investment adviser affiliates of the Subadviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.]

The Fund has not paid brokerage commissions as it has not commenced operations as of the date of this SAI.

Additional Information About the Trust

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would participate pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares. Currently, the Fund only offers one class of shares, although you may elect to have your share ownership recorded in either electronic book-entry form (i.e., Book Entry Shares) or digitally on one of the designated public blockchain networks that the Transfer Agent supports through its proprietary blockchain-integrated recordkeeping system (i.e., Tokenized Shares”). The Trust reserves the right to create and issue additional series or classes. Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and non-assessable. Shareholders are entitled to one vote for each share held. Shares of each class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, in certain circumstances, the right to remove one or more Trustees without a meeting.

Any class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the class’s outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the class’s shareholders. Unless each class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any Trustee or Trust officer held personally liable for obligations of the Fund or the Trust. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible claims and other liabilities.

The Declaration of Trust does not require the issuance of share certificates and no share certificates have been issued for the Fund.

Additional Information About Purchasing, Redeeming and Transferring Shares

The information provided below supplements the information contained in the Prospectus regarding the purchase, redemption and transfer of Fund shares.

How to Buy Shares

The Fund is available to investors that purchase shares directly from the Fund through the Portal, as described in the section of the Prospectus titled “How to Buy and Redeem Fund Shares”.

The public offering price of Fund shares is the NAV per share. Shares will be purchased and redeemed at the NAV per share next calculated after your request is received by the Transfer Agent in proper form. The NAV generally will be calculated throughout the day, including during non-business hours and on weekends and holidays, at each time a purchase or redemption request is received by the Transfer Agent in proper form.

The Trust reserves the right in its sole discretion (i) to suspend the offering of the Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser such rejection is in the best interest of the Fund.

To establish a Fund account, potential shareholders must complete an application and other documentation through the Portal, as described in the section of the Prospectus titled “How to Buy and Redeem Fund Shares”.

Redeeming Shares and Delivery of Redemption Proceeds

You may generally redeem shares through the Portal at any time, including during non-business hours and on weekends and holidays, as described in the section of the Prospectus titled “How to Buy and Redeem Fund Shares – Redeeming Shares”. Your shares will be redeemed at the NAV next calculated after your order is received in proper form by the Transfer Agent.

Redemption proceeds may be paid by wire or ACH transfers. The Fund typically expects that it will take one to two business days following the receipt of your redemption request, in proper form, to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. If you did not purchase your shares with a wire or ACH transfer, the Fund may delay payment of your redemption proceeds until your purchase amount has cleared. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

As an accommodation to investors, an affiliate of the Adviser may arrange to advance the payment of redemption proceeds under certain circumstances, as described under “USDC Services“ in the Fund Details section of the Prospectus.

The Fund reserves the right to close during certain hours from time to time, including during periods in which the Transfer Agent is conducting routine maintenance of its blockchain-integrated recordkeeping system. Please visit superstate.com for more information about scheduled closures.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Peer-to-Peer Transfer of Shares

Tokenized Shares may be transferred in peer-to-peer transactions from one shareholder wallet to another wallet on the Allowlist. A complete record of these transactions viewable on the relevant blockchain. The onchain transference is recorded by the Transfer Agent’s blockchain-integrated recordkeeping system. Before transferring your Tokenized Shares, you (as the transferor) and the potential transferee must each have an active, permissioned wallet registered with the Transfer Agent on any approved blockchain network and included on the Allowlist. You may use the Portal or user-managed wallet to authorize the Transfer Agent to transfer your Tokenized Shares to a transferee that you identify using the public key for the transferee’s wallet. There is no minimum number of Tokenized Shares required to process a transfer. The Transfer Agent is responsible for ensuring that the potential transferee in a peer-to-peer transaction has a wallet on an approved blockchain network and included on the Allowlist.

●	Your request to transfer Tokenized Shares will be processed immediately and completed upon transaction confirmation on the relevant blockchain. Peer-to-peer transfers of Tokenized Shares can occur at any time on any given day, including outside of normal business hours. The Fund does not require that peer-to-peer transfers occur at $1.00 or NAV.

●	The transferee will begin accruing any income dividends from the Fund’s net investment income immediately upon the transfer of Tokenized Shares.

●	A shareholder must be aware of other prospective investors on the Allowlist who are available to enter into peer-to-peer transfers and neither the Fund nor its Transfer Agent will receive any transaction-based compensation or be in the business of connecting transferors and transferees.

●	Peer-to-peer transfers do not constitute a public trading market and Fund shares will not be listed for trading on any such market, including a national securities exchange or an alternative trading system operating by a registered broker that is subject to Regulation ATS.

●	To the extent investors engage in peer-to-peer transfers at a price other than NAV, such transfers may, in certain circumstances, have legal implications for those investors under the federal securities laws or otherwise.

●	The Transfer Agent cannot ensure the reliability of any transfer of other assets negotiated in connection with peer-to-peer transfers other than transfers of Fund shares that a shareholder instructs the Transfer Agent to make.

●	Blockchain network(s) on which a peer-to-peer transfer is recorded may impose transaction fees to validate the transaction on the network. You are responsible for the payment of any blockchain transaction fees related to the transfer of your Tokenized Shares.

●	You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences in connection with the transfer of Fund shares.

Determination of Net Asset Value

Purchase and redemption requests are priced based on the NAV per share next calculated after receipt of such requests by the Transfer Agent in proper form. The NAV generally will be calculated throughout the day, including during non-business hours and on weekends and holidays, at each time a purchase or redemption request is received by the Transfer Agent in proper form.

The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities. The NAV per share is determined by dividing the Fund’s NAV by the number of shares outstanding. The NAV takes into account the expenses and fees of the Fund, including management fees, which are accrued daily.

The Fund seeks to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

In addition, for regulatory purposes, the Fund calculates a market-based (or “shadow”) NAV per share on a daily basis (generally as of 5:00 PM ET) for purposes of confirming that its NAV continues to approximate fair value. If the Fund’s NAV calculated using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including, without limitation, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV value per share by using available market quotations or equivalents. In addition, in order to stabilize the NAV per share of the Fund at $1.00, the Board has the authority, in each instance on a daily, periodic or discrete basis, to, among other things, (i) increase the number of shares outstanding as the Board deems appropriate, which increase would be allocated across shareholder accounts on a pro rata basis, (ii) reduce the number of shares outstanding as the Board deems appropriate, which reduction would be allocated across shareholder accounts on a pro rata basis, including, without limitation, for the purpose of offsetting each shareholder’s pro rata portion of the Fund’s net negative yield, and/or (iii) offset each shareholder’s pro rata portion of the deviation between the NAV per share and $1.00 from the shareholder’s accrued dividend account or from future dividends. Any action taken by the Board to maintain a stable $1.00 share price could reduce the value of a shareholder’s account. The Fund may also hold cash for the purpose of stabilizing its NAV per share. Holdings of cash may lower (or, in a negative interest rate environment, increase) the yield on the Fund’s shares

For purposes of calculating the shadow NAV and monitoring its comparison to the amortized cost-based NAV, pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments in the shadow NAV for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00. If the Fund’s market-based NAV per share deviates from the Fund’s amortized-cost NAV per share by 0.25% or greater, the Adviser, in its discretion and subject to Board oversight, may change the pricing times of the Fund.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). The Fund expects investment transactions to settle on the trade date (T), but in the event an investment transaction does not settle on the same day as it is traded, it may be recorded and factored into the Fund’s NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

The Fund relies on various sources to calculate its NAV. The ability of the Fund’s accounting agent to calculate the NAV per share of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Fund’s NAV.

Distributions and Tax Information

Distributions

On a daily basis, all or substantially all of the Fund’s net investment income will be declared and paid as dividends. Dividends will be declared and paid every second. The Administrator will calculate net investment income using the prior day’s growth rate.

Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

Dividends and/or capital gains distributions will be automatically reinvested in additional shares of the Fund.

Tax Information

The following is a summary of certain U.S. federal income tax issues concerning the Fund and its shareholders. The Fund may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive. Future changes in tax laws may adversely impact the Fund and its shareholders.

The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships. As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed (i.e., the 90% distribution requirement). The Fund intends to distribute all or substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must generally distribute for each calendar year an amount equal to the sum of (i) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (ii) at least 98.2% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (iii) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. For federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent taxable years. Any such carryforward losses will retain their character as short-term or long-term.

Distributions in General. Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations or for treatment as “qualified dividend income” for individuals.

If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income would (unless certain cure provisions apply) be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to the Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

The excess of long-term capital gains over net short-term capital losses realized, if any, distributed and properly reported by the Fund, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Long-term capital gain distributions, if any, made to individuals are generally subject to a maximum federal income tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of any net short-term capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares.

Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the amount of the cash the shareholder could have received. Shareholders will be notified annually as to the federal tax status of distributions. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholder’s basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces the shareholder’s basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per share and may be taxable to a shareholder as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Certain distributions reported by the Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code Section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

Sale, Exchange, Transfer or Redemption of Shares. Upon disposition (by redemption, repurchase, sale, exchange or transfer) of Fund shares, a shareholder may realize a taxable gain or loss depending upon its basis in its shares. Realization of such a gain or loss is considered unlikely with respect to the Fund because of the Fund’s policy to attempt to maintain a $1.00 per share NAV. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. When you sell or exchange your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income.

With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless a shareholder chooses to adopt a simplified “NAV method” of accounting (described below), any gain or loss generally will be treated as short-term capital gain or loss if the shareholder held its shares as capital assets for one year or less, and long-term capital gain or loss if the shareholder held its shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of Fund shares will be disallowed under “wash sale rules” to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. The Internal Revenue Service has determined not to apply the wash sale rules to redemptions of shares in money market funds. If a shareholder elects to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, the shareholder would determine gain or loss based on the change in the aggregate value of the Fund shares during a computation period (such as the shareholder’s taxable year), reduced by the shareholder’s net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss. If a shareholder uses the simplified “NAV method”, the wash sale rules will generally not apply to disallow a loss incurred for a computation period.

Original Issue Market Discount. If the Fund purchases a debt security in the secondary market at a price lower than the stated redemption price at maturity of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in respect of each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund, at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity, which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although the Fund receives no actual cash income from such a discount, original issue discount that accrues on debt securities in a given year generally are treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount generally represents market discount for federal income tax purposes (see above).

Backup Withholding. The Trust will be required to report to the Internal Revenue Service (the “IRS”) all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a current rate of 24% (“backup withholding”) in the case of nonexempt shareholders if (i) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number or social security number, (ii) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided that the required information is timely furnished to the IRS. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

Other Taxation. Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation. Because a portion of the Fund’s distributions relate to U.S. Treasury interest, a portion of the Fund’s distributions may be exempt from state or local income taxation in certain jurisdictions. Investors may wish to consult their tax advisors about the applicability of the exemption from state and local income tax relating to the distribution of U.S. Treasury interest.

Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, or foreign corporation or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the preferential rate of tax applicable to qualified dividend income (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are reported as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. If the Fund elects to report distributions derived from certain U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. In addition, in the case of Fund shares held through a financial intermediary, the intermediary may have withheld amounts even if the Fund reported all or a portion of a dividend payment as exempt from U.S. federal withholding tax. Affected shareholders should contact their financial intermediaries regarding the application of these rules to their accounts.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. estate tax and foreign taxes. The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

Financial Statements

The Fund has not yet commenced investment operations as of the date of this Prospectus, and therefore, has no operating history. The Fund will commence operations upon the proposed reorganization of the Superstate Short Duration U.S. Government Securities Fund (the “Predecessor Fund”), a private fund managed by Superstate Inc. and sub-advised by the Subadviser, into the Fund. As accounting successor to the Predecessor Fund, the Fund will assume the Predecessor Fund’s historical performance after the consummation of the proposed reorganization. The Fund’s financial statements will be included in the Fund’s Form N-CSR (when available).

Appendix A

[Subadviser’s Proxy Voting Policy]

PART C

SUPERSTATE TRUST

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust, dated June 15, 2023 (incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-272932, filed June 26, 2023).

(a)(2)	Declaration of Trust, dated June 15, 2023 (incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-272932, filed June 26, 2023).

(a)(3)	Registrant's Amended and Restated Agreement and Declaration of Trust to be filed by amendment.

(b)	Registrant's Bylaws to be filed by amendment.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Superstate Advisers LLC to be filed by amendment.

(d)(2)	Sub-Investment Advisory Agreement between the Registrant and [Subadviser] to be filed by amendment.

(e)	Not applicable.

(f)	Not applicable.

(g)	Custody Agreement between the Registrant and [Custodian] to be filed by amendment.

(h)(1)	Transfer Agency Agreement between the Registrant and Superstate Services LLC to be filed by amendment.

(h)(2)	Administration Agreement between the Registrant and [Administrator] to be filed by amendment.

(h)(3)	Compliance Services Agreement between the Registrant and [Compliance Service Provider] to be filed by amendment.

(i)	Opinion and Consent of counsel, Dechert LLP, to be filed by amendment.

(j)	Consent of [Accounting Firm], to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant to be filed by amendment.

(p)(2)	Code of Ethics of Superstate Advisers LLC to be filed by amendment.

(p)(3)	Code of Ethics of [Subadviser] to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Sections 7, 8 and 9 of the Registrant's Declaration of Trust state:

7.            (a)  The Trustees and the officers of the Trust (the "Fiduciary Indemnified Persons") shall not be liable, responsible or accountable in damages or otherwise to the Trust, the Trustees or any holder of the Trust's securities (the Trust and any holder of the Trust's securities being a "Covered Person") for any loss, damage or claim incurred by reason of any act or omission performed or omitted by the Fiduciary Indemnified Persons in good faith on behalf of the Trust and in a manner the Fiduciary Indemnified Persons reasonably believed to be within the scope of authority conferred on the Fiduciary Indemnified Persons by this Declaration or by law, except that the Fiduciary Indemnified Persons shall be liable for any such loss, damage or claim incurred by reason of the Fiduciary Indemnified Person's gross negligence or willful misconduct with respect to such acts or omissions.

(b)          The Fiduciary Indemnified Persons shall be fully protected in relying in good faith upon the records of the Trust and upon such information, opinions, reports or statements presented to the Trust by any person as to matters the Fiduciary Indemnified Persons reasonably believes are within such other person's professional or expert competence and who has been selected with reasonable care by or on behalf of the Trust, including information, opinions, reports or statements as to the value and amount of the assets, liabilities, profits, losses, or any other facts pertinent to the trust estate.

8.            The Trust shall, to the fullest extent permitted by applicable law,

(a)         indemnify and hold harmless each Fiduciary Indemnified Person from and against any loss, damage, liability, tax, penalty, expense or claim of any kind or nature whatsoever incurred by the Fiduciary Indemnified Persons by reason of the creation, operation or termination of the Trust in a manner the Fiduciary Indemnified Persons reasonably believed to be within the scope of authority conferred on the Fiduciary Indemnified Persons by this Declaration of Trust, except that no Fiduciary Indemnified Persons shall be entitled to be indemnified in respect of any loss, damage or claim incurred by the Fiduciary Indemnified Persons by reason of gross negligence or willful misconduct with respect to such acts or omissions; and advance expenses (including legal fees) incurred by a Fiduciary Indemnified Person in defending any claim, demand, action, suit or proceeding shall, from time to time, prior to the final disposition of such claim, demand, action, suit or proceeding, upon receipt by the Trust of an undertaking by or on behalf of such Fiduciary Indemnified Persons to repay such amount if it shall be determined that such Fiduciary Indemnified Person is not entitled to be indemnified as authorized in the preceding subsection.

9.            The provisions of Section 8 shall survive the resignation or removal of the Fiduciary Indemnified Persons.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Item 31. Business and Other Connections of the Investment Adviser.

Superstate Advisers LLC ("Superstate") is investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of Superstate, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Superstate, or those of its officers and directors during the past two years, by incorporating by reference Superstate's Uniform Application for Investment Adviser Registration ("Form ADV") on file with the U.S. Securities and Exchange Commission (the "SEC") (File No. [ ]). Superstate's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of [Subadviser], the sub-investment adviser to the Trust (the "Subadviser"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Subadviser, or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Subadviser's Form ADV on file with the SEC (SEC File No. [ ]).

Item 32. Principal Underwriter.

(a)  Not applicable.

(b)  Not applicable.

(c)    Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the 1940 Act are maintained at the following locations:

Records relating to:	Are located at:
Registrant's Fund Administrator and Fund Accountant	[ ]
Registrant's Custodian	[ ]
Registrant's Adviser and Transfer Agent	Superstate Advisers LLC 205 W. 28th Street New York, New York 10001
Registrant's Subadviser	[ ]

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California, on this 30th day of April, 2025.

Superstate Trust

By:	/s/ Reid Cuming
Reid Cuming, Trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Reid Cuming	Trustee	April 30, 2025
Reid Cuming